Commitments and contingencies (Details Narrative)	12 Months Ended
Sep. 30, 2023 CNY (¥) integer
Late fees per day (as a percent)	0.05%
Maximum [Member]
Number of times fines equals to the underpaid amount | integer	3
Amount of fine | ¥	¥ 50,000
Minimum [Member]
Number of times fines equals to the underpaid amount | integer	1
Amount of fine | ¥	¥ 10,000